BONDS PAYABLE AND ACCRUED INTEREST (Details)		12 Months Ended				24 Months Ended
	Jul. 17, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Bonds Payable And Accrued Interest [Line Items]
Debt Instrument, Term		1 year	1 year			1 year
Debt, face amount	¥ 300,000,000	¥ 300,000,000				¥ 300,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.37%
Interest Expense, Medium-term Notes		11,792,000		¥ 10,318,000
Debt Related Commitment Fees and Debt Issuance Costs		¥ 18,646,101	$ 2,678,345	¥ 0	¥ 0
Medium-term Notes [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt Instrument, Term	3 years
Debt maturity date	Jul. 17, 2020
Debt Related Commitment Fees and Debt Issuance Costs	¥ 2,100,000
Debt issuance costs, amortization period	2 years